Cover Page	12 Months Ended
Apr. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Apr. 30, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Registrant Name	ImmunoPrecise Antibodies Ltd.
Entity Central Index Key	0001715925
Entity File Number	001-39530
Entity Shell Company	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--04-30
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	A1
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Industrious 823 Congress Ave Suite 300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
Entity Address, Country	US
Entity Well-known Seasoned Issuer	No
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	IPA
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	46,154,118
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Annual Report	true
Document Registration Statement	false
Auditor Opinion [Text Block]

Opinion on the financial statements

We have audited the accompanying consolidated balance sheets of Immuno Precise Antibodies Ltd. (a British Columbia limited company) and subsidiaries (the “Company”) as of April 30, 2025 and 2024, the related consolidated statements of comprehensive loss, changes in shareholders’ equity, and cash flows for each of the three years in the period ended April 30, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of April 30, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended April 30, 2025, in conformity with Financial Reporting Standards as issued by the International Standards Board.

Auditor Name	Grant Thornton LLP
Auditor Firm ID	248
Auditor Location	Houston, Texas
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Joseph Scheffler,
Entity Address, Address Line One	Industrious 823 Congress Ave Suite 300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Contact Personnel Email Address	jscheffler@ipatherapeutics.com
Entity Address, Postal Zip Code	78701
Entity Address, Country	US
City Area Code	250
Local Phone Number	483-0308